UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01533

SELECTED SPECIAL SHARES, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC.

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (97.81%)

APPAREL RETAIL – (0.51%)
4,900	Sears Holdings Corp.*	$609,658
AUTOMOBILES & COMPONENTS – (2.63%)
45,100	Autoliv, Inc.	1,961,850
35,000	Lear Corp.	1,188,950
		3,150,800
AUTOMOTIVE RETAIL – (8.71%)
76,050	Advance Auto Parts, Inc.*	2,941,614
227,000	AutoNation, Inc.*	4,533,190
35,500	AutoZone, Inc.*	2,955,375
		10,430,179
CAPITAL GOODS – (7.44%)
26,400	Franklin Electric Co., Inc.	1,089,000
84,000	Hughes Supply, Inc.	2,738,400
122,800	Robbins & Myers, Inc.	2,760,544
600	Tae Young Corp.	21,850
82,400	Tyco International Ltd.	2,294,840
		8,904,634
CAPITAL MARKETS – (3.99%)
165,700	E*TRADE Financial Corp.*	2,916,320
3,600	Julius Baer Holding, Ltd. AG	281,704
10,600	Legg Mason, Inc.	1,162,714
14,500	Refco Inc.*	409,915
		4,770,653
COMMERCIAL BANKS – (1.93%)
75,200	Commerce Bancorp, Inc.	2,307,888
COMMERCIAL SERVICES & SUPPLIES – (0.48%)
8,800	D&B Corp.*	579,656
CONSUMER DURABLES & APPAREL – (6.01%)
51,200	Garmin Ltd.	3,466,752
54,177	Hunter Douglas NV	2,579,761
14,300	Mohawk Industries, Inc.*	1,147,575
		7,194,088
CONSUMER FINANCE – (1.49%)
70,000	First Marblehead Corp.	1,778,000
CONSUMER SERVICES – (2.39%)
211,600	ServiceMaster Co.	2,865,064
DIVERSIFIED FINANCIAL SERVICES – (6.33%)
29,712	Groupe Bruxelles Lambert S.A.	2,901,385
28,713	Pargesa Holding S.A., Bearer Shares	2,426,482

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

DIVERSIFIED FINANCIAL SERVICES – (Continued)
82,300	Power Corp. of Canada	$2,254,135
		7,582,002
ENERGY – (1.78%)
600	Tenaris S.A., ADR	82,704
33,500	Transocean Inc.*	2,053,885
		2,136,589
FOOD & STAPLES RETAILING – (0.57%)
15,800	Costco Wholesale Corp.	680,032
FOOD, BEVERAGE, & TOBACCO – (2.83%)
23,625	Heineken Holding NV	696,497
900	Lotte Chilsung Beverage Co., Ltd.	855,582
1,200	Lotte Confectionery Co., Ltd.	1,230,474
6,970	Nong Shim Holdings Co., Ltd.	601,818
		3,384,371
GENERAL MERCHANDISE STORE – (0.87%)
112,600	99 Cents Only Stores*	1,041,550
HEALTH CARE EQUIPMENT & SERVICES – (7.96%)
16,800	AmerisourceBergen Corp.	1,298,640
52,700	Cardinal Health, Inc.	3,343,288
20,380	Fisher Scientific International Inc.*	1,264,579
32,100	IDEXX Laboratories, Inc.*	2,146,527
35,900	Lincare Holdings Inc.*	1,471,541
		9,524,575
HOUSEHOLD & PERSONAL PRODUCTS – (0.71%)
2,800	Amorepacific Corp.	847,916
INSURANCE BROKERS – (4.00%)
50,600	Brown & Brown, Inc.	2,514,314
74,800	Marsh & McLennan Cos, Inc.	2,273,172
		4,787,486
LIFE & HEALTH INSURANCE – (0.55%)
14,500	AFLAC Inc.	656,850
MATERIALS – (3.46%)
60,400	Huntsman Corp.*	1,180,820
18,600	Sealed Air Corp.*	882,756
32,500	Sigma-Aldrich Corp.	2,081,625
		4,145,201
MEDIA – (6.53%)
39,000	EchoStar Communications Corp., Class A*	1,153,230
61,400	Lagardere S.C.A.	4,357,509

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (Continued)
8,900	NTL Inc.*	$593,630
33,400	WPP Group PLC, ADR	1,707,408
		7,811,777
PROPERTY & CASUALTY INSURANCE – (1.61%)
15,400	Ambac Financial Group, Inc.	1,109,724
11,559	Cincinnati Financial Corp.	484,206
1,000	Markel Corp.*	330,500
		1,924,430
REINSURANCE – (1.84%)
7,800	Everest Re Group, Ltd.	763,620
25,275	Transatlantic Holdings, Inc.	1,440,675
		2,204,295
SOFTWARE & SERVICES – (3.71%)
41,800	Iron Mountain Inc.*	1,534,060
105,900	Reynolds & Reynolds Co., Class A	2,902,719
		4,436,779
SPECIALTY STORES – (5.47%)
86,500	Office Depot, Inc.*	2,569,050
100,000	Tiffany & Co.	3,977,000
		6,546,050
TECHNOLOGY HARDWARE & EQUIPMENT – (5.20%)
70,300	Agilent Technologies, Inc.*	2,302,325
6,500	Lexmark International, Inc., Class A*	396,825
137,500	Molex Inc., Class A	3,526,875
		6,226,025
TELECOMMUNICATION SERVICES – (2.35%)
585,500	Covad Communications Group, Inc.*	614,775
23,500	SK Telecom Co., Ltd., ADR	513,240
73,400	Telewest Global, Inc.*	1,681,594
		2,809,609
THRIFT & MORTGAGE FINANCE – (2.03%)
40,900	Golden West Financial Corp.	2,429,051
UTILITIES – (4.43%)
968,000	Calpine Corp.*	2,507,120
59,400	Sempra Energy	2,795,364
		5,302,484

Total Common Stock – (identified cost $91,314,442)	117,067,692

SELECTED FUNDS

SCHEDULE OF INVESTMENTS

SELECTED SPECIAL SHARES, INC. – (Continued)

September 30, 2005 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (0.84%)

TELECOMMUNICATION SERVICES – (0.84%)
$1,100,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11 (b)
	(identified cost $1,100,000)	$1,013,100

SHORT TERM INVESTMENTS – (1.19%)

FEDERAL HOME LOAN BANK – (0.41%)
490,000	3.5625%, 10/26/05 – (identified cost $488,885)	488,885

REPURCHASE AGREEMENTS – (0.78%)

568,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $568,183
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $579,360)	568,000
366,000	UBS Financial Services Inc. Joint Repurchase Agreement, 3.87%,
	10/03/05, dated 09/30/05, repurchase value of $366,118
	(collateralized by: U.S. Government agency obligations in a pooled
	cash account, total market value $373,320)	366,000

Total Repurchase Agreements – (identified cost $934,000)	934,000

Total Short Term Investments – (identified cost $1,422,885)	1,422,885

Total Investments – (99.84%) – (identified cost $93,837,327) – (a)	119,503,677
Other Assets Less Liabilities – (0.16%)	185,927
Net Assets – (100.00%)	$119,689,604

*Non-Income Producing Security.

(a)   Aggregate cost for Federal Income Tax purposes is $94,271,928. At September 30, 2005, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$28,351,480
Unrealized depreciation	(3,119,731)
Net unrealized appreciation	$25,231,749

(b)    Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Selected Special Shares was $1,013,100, or 0.84% of the Fund’s net assets as of September 30, 2005.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED SPECIAL SHARES, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich

Principal Executive Officer

Date: November 29, 2005

By /s/ Douglas A. Haines

Douglas A. Haines

Principal Financial officer

Date: November 29, 2005